As filed with the Securities and Exchange                       File No. 2-53038
Commission on April 27, 1999                                   File No. 811-2565
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 44

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 35

                           Aetna Variable Encore Fund
                           --------------------------
                           d/b/a Aetna Money Market VP
                           ---------------------------
               151 Farmington Avenue, Hartford, Connecticut 06156
                -------------------------------------------------
                                 (860) 275-2032

                            Amy R. Doberman, Counsel
          10 State House Square SH11, Hartford, Connecticut 06103-3602
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------
             It is proposed that this filing will become effective:


              X      on May 3, 1999, pursuant to paragraph (b) of Rule 485
           ------

                        Aetna Variable Encore Fund d/b/a

                             AETNA MONEY MARKET VP

                                  Prospectus


                                  May 3, 1999

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who represents to the contrary has committed a criminal offense.

                            TABLE OF CONTENTS

                                                                               Page
                                                                               ----
THE FUND'S INVESTMENTS .....................................................    3
 Investment Objective, Principal Investment Strategies and Risks, Investment
 Performance ...............................................................    3

FUND EXPENSES ..............................................................    5

YEAR 2000 ..................................................................    5

MANAGEMENT OF THE FUND .....................................................    6

INVESTMENTS IN AND REDEMPTIONS FROM THE FUND ...............................    6

TAX INFORMATION ............................................................    7

FINANCIAL HIGHLIGHTS .......................................................    8

ADDITIONAL INFORMATION .....................................................    9

2 Aetna Money Market VP

THE FUND'S INVESTMENTS

Investment Objective, Principal Investment Strategies and Risks, Investment Performance

Investment Objective. Aetna Money Market VP (Fund) seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Principal Investment Strategies. The Fund invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies), corporate debt securities, finance company commercial paper, asset-backed securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Fund's investment adviser, Aeltus Investment Management Inc. (Aeltus), to be of comparable quality. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Principal Risks. It is possible to lose money by investing in the Fund. There is no guaranty the Fund will achieve its investment objective. Shares of the Fund are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of the Fund's shares.

Shares of the Fund are offered to insurance company separate accounts that fund both annuity and life insurance contracts and to certain tax-qualified retirement plans. Due to differences in tax treatment or other considerations, the interests of various contract owners participating in the Fund and the interests of qualified plans investing in the Fund might at some time be in conflict. The Fund's Board of Trustees (Board) will monitor the Fund for any material conflicts and determine what action, if any, should be taken to resolve these conflicts.

                                                         Aetna Money Market VP 3

Investment Performance

Year-by-Year Total Return

                            Years Ended December 31,
  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
  9.38%   8.44%   6.53%   3.68%   3.19%   4.09%   6.05%   5.37%   5.47%   5.46%

[arrow pointing up]    Best Quarter:
                       second quarter 1989, up 2.42%

[arrow pointing down]  Worst Quarter:
                       first quarter 1994, up 0.73%

This performance bar chart shows changes in the Fund's performance from year to year. The fluctuation in returns illustrates the Fund's performance volatility. The chart is accompanied by the Fund's best and worst quarterly returns throughout the years noted in the bar chart.

                                       As of December 31, 1998
 Average Annual Total Return       1 Year      5 Years     10 Years
Aetna Money Market VP               5.46%       5.29%       5.75%
IBC Index*                          4.92%       4.75%       5.13%

This table shows the Fund's average annual total return. The table also compares the Fund's performance to the performance of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how it will perform in the future.

To obtain current yield information, please contact 1-800-525-4225.

The performance table and bar chart provide an indication of the historical risk of an investment in the Fund. The performance numbers do not reflect the deduction of any insurance fees or charges. If such charges were deducted, performance would be lower.

* IBC's Money Funds Report Average/All Taxable Index is an average of the returns of over 250 money market mutual funds surveyed each month by IBC.


4 Aetna Money Market VP

FUND EXPENSES

The following table describes Fund expenses. Shareholder Fees are paid directly by shareholders. Annual Fund Operating Expenses are deducted from Fund assets every year, and are thus paid indirectly by all Fund shareholders. Shareholders who acquire Fund shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.


                  Shareholder Fees
     (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases          None
Maximum Deferred Sales Charge (Load)              None

          Annual Fund Operating Expenses (1)
    (expenses that are deducted from Fund assets)
Management Fee                                   0.25%
Other Expenses                                   0.09%
Total Operating Expenses                         0.34%

(1) Prior to May 1, 1998, the investment adviser provided administrative services to the Fund and assumed the Fund's ordinary recurring direct expenses under an administrative services agreement. Effective May 1, 1998, under the current Administrative Services Agreement, Aeltus provides administrative services to the Fund but will not assume the Fund's ordinary recurring direct costs. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1998, but reflect the fee payable under the current Administrative Services Agreement and estimate the Fund's ordinary recurring direct costs.

Example

The following example is designed to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Using the annual fund operating expenses percentages above, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:

 1 Year     3 Years     5 Years     10 Years
$  35         $109        $191        $431

This example should not be considered an indication of prior or future expenses. Actual expenses for the current year may be greater or less than those shown.

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the Fund and its shareholders. However, the Fund understands that its key service providers, including but not limited to Aeltus and its affiliates, the transfer agent, the custodian, and broker-dealers through which its trades are executed, are taking steps to address the issue. The costs of these efforts will not affect the Fund. The Year 2000 problem also may adversely affect the issuers in which the Fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The Fund and Aeltus will continue to monitor developments relating to this issue.

                                                         Aetna Money Market VP 5

MANAGEMENT OF THE FUND

Aeltus Investment Management, Inc., 10 State House Square, Hartford, Connecticut 06103-3602, serves as investment adviser to the Fund. Aeltus is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by the Board. Aeltus has acted as adviser or subadviser to mutual funds since 1994 and has managed institutional accounts since 1972.

Advisory Fees

For its most recent fiscal year, the Fund paid Aeltus aggregate advisory fees equal to an annual rate of 0.25% of the average daily net assets of the Fund.

Portfolio Management

Len Carlson, Vice President, Aeltus, has been managing Money Market since April 1999. Mr. Carlson joined the Aetna organization in 1985 as an investment analyst, and has been managing fixed-income portfolios for several institutional accounts since 1987.

INVESTMENTS IN AND REDEMPTIONS FROM THE FUND

Investors purchasing shares in connection with an insurance company contract or policy should refer to the documents pertaining to the contract or policy for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Fund, and any fees that may apply.

Orders for the purchase or redemption of Fund shares that are received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) are effected at the net asset value (NAV) per share determined that day, as described below. The insurance company has been designated an agent of the Fund for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Fund, provided that the Fund receives notice of the order by 9:30 a.m. eastern time the next day on which the New York Stock Exchange is open for trading.

Net Asset Value. The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time).

In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in less than 60 days are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board.

Business Hours. The Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Representatives are available from 8:00 a.m. to 8:00 p.m. eastern time on those days.

The Fund reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Fund may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

6 Aetna Money Market VP

TAX INFORMATION

The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts and variable life insurance policies so that those contract owners and policy owners should not be subject to federal tax on distributions from the Fund to the insurance company separate accounts. Contract owners and policy owners should review the applicable contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract or policy.

Dividends and Distributions. Dividends and capital gains distributions, if any, are paid on an annual basis around the end of the year, December 31. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June.

Both income dividends and capital gains distributions are paid by each Fund on a per share basis. As a result, at the time of payment, the share price of the Fund will be reduced by the amount of the payment.

                                                         Aetna Money Market VP 7

FINANCIAL HIGHLIGHTS

These highlights are intended to help you understand the Fund's performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in this table has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's Financial Statements, is included in the Fund's current Annual Report, which is available upon request.

(for one outstanding share throughout each period)

                                                             Years Ended December 31,
                                      -----------------------------------------------------------------------
                                          1998           1997           1996+          1995+         1994+
                                      ------------   ------------   ------------   ------------   -----------
Net asset value,
 beginning of period                   $  13.36       $  13.19       $  13.29        $ 12.54      $  12.54
                                       --------       --------       --------        -------       -------
Income from investment
 operations:
 Net investment income                     0.63           0.67+          0.70           0.75          0.52
 Net realized and change in
  unrealized gain or loss on
  investments                              0.07           0.03             --           0.01         (0.02)
                                       --------       --------       --------        -------       --------
   Total from investment
     operations                            0.70           0.70           0.70           0.76          0.50
                                       --------       --------       --------        -------       --------
Less distributions:
 From net investment income               (0.67)         (0.53)         (0.80)         (0.01)        (0.50)
                                       --------       --------       --------       --------      --------
   Total distributions                    (0.67)         (0.53)         (0.80)         (0.01)        (0.50)
                                       --------       --------       --------       --------      --------
Net asset value, end of period         $  13.39       $  13.36       $  13.19       $  13.29      $  12.54
                                       ========       ========       ========       ========      ========
Total return*                              5.46%          5.47%          5.37%          6.05%         4.09%
Net assets, end of period (000's)      $875,169       $688,756       $613,505       $514,037      $483,039
Ratio of net expenses to
 average net assets                        0.34%          0.35%          0.34%          0.30%         0.32%
Ratio of net investment income
 to average net assets                     5.28%          5.34%          5.24%          5.82%         4.16%

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
+ Per share data calculated using weighted average number of shares outstanding throughout the period.

8 Aetna Money Market VP

ADDITIONAL INFORMATION

The Statement of Additional Information (SAI), which is incorporated by reference into this Prospectus, contains additional information about the Fund. The most recent annual and semi-annual reports also contain information about the Fund's investments.

You may request free of charge the current SAI or the most recent annual and semi-annual reports, or other information about the Fund, by calling 1-800-525-4225 or writing to:

                             Aetna Money Market VP
                             151 Farmington Avenue
                       Hartford, Connecticut 06156-8962

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the SEC's website (http://www.sec.gov) or at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 to get information about the operations of the public reference room or you may write to Public Reference Section, Washington, D.C. 20549-6009 to get information from the Public Reference Section. The Public Reference Section will charge a duplicating fee for copying and sending any information you request.

Investment Company Act File No. 811-2565.

                                                         Aetna Money Market VP 9

                                     PART B

The Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 44 by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on April 27, 1999.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

         (a.1)      Charter (Declaration of Trust)(1)
         (a.2)      Amendment to Declaration of Trust of Aetna
                    Variable Encore Fund(2)
         (b)        Amended and Restated Bylaws (adopted by Board of
                    Directors September 14, 1994)(1)
         (c)        Instruments Defining Rights of Holders(3)
         (d)        Investment Advisory Agreement between Aeltus
                    Investment Management, Inc. ("Aeltus") and Aetna
                    Variable Encore Fund(2)
         (e)        Underwriting Agreement between Aetna Life
                    Insurance and Annuity Company and Aetna Variable
                    Encore Fund(4)
         (f)        Directors' Deferred Compensation Plan(2)
         (g)        Custodian Agreement between Aetna Variable Encore
                    Fund and Mellon Bank, N.A.(1)
         (h)        Administrative Services Agreement between Aeltus
                    and Aetna Variable Encore Fund(2)
         (i)        Opinion and Consent of Counsel
         (j)        Consent of Independent Auditors
         (k)        Not Applicable
         (l)        Not Applicable
         (m)        Not Applicable
         (n)        See exhibit 27 below
         (o)        Not Applicable
         (p.1)      Power of Attorney (November 6, 1998)(5)
         (p.2)      Authorization for Signatures(6)
         (27)       Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 2-53038), as filed electronically with the Securities and Exchange Commission on April 25, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-1A (File No. 2-53038), as filed electronically with the Securities and Exchange Commission on April 27, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 2-53038), as filed electronically with the Securities and Exchange Commission on June 7, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-1A (File No. 2-53038), as filed electronically with the Securities and Exchange Commission on April 11, 1997.

5. Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 33-12723), as filed electronically with the Securities and Exchange Commission on March 10, 1999.
6. Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on form N-1A (File No. 333-05173), as filed electronically with the Securities and Exchange Commission on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control
------------------------------------------------------

     Registrant is a Massachusetts business trust for which separate financial statements are filed. As of March 31, 1999, Aetna Life Insurance and Annuity Company (Aetna), and its affiliates, owned 100% of Registrant's outstanding voting securities, through direct ownership or through one of Aetna's separate accounts.

     Aetna is an indirect wholly-owned subsidiary of Aetna Inc.

     A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to
     Item 24 of Post Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 33-12723), as filed electronically with the Securities and Exchange Commission on March 10, 1999.

Item 25. Indemnification
------------------------

     Article 5.3 of the Registrant's Amendment to Declaration of Trust, incorporated herein by reference to Exhibit (a.1) of this Post-Effective Amendment, provides indemnification for Registrant's trustees and officers. In addition, the Registrant's trustees and officers are currently covered under a directors and officers errors and omissions liability insurance policy, issued by Gulf Insurance Company, which expires on October 1, 1999.

     Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h) of this Post-Effective Amendment, provides for indemnification of the Administrator.

Item 26.  Business and Other Connections of Investment Adviser
--------------------------------------------------------------

     The investment adviser, Aeltus Investment Management, Inc. (Aeltus), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). It also acts as investment adviser to certain private accounts.

     The following table summarizes the business connections of the directors and principal officers of the investment adviser.

-------------------------------------------------------------------------------------------------------------------------
Name                              Positions and Offices                   Other Principal Position(s) Held
                                 with Investment Adviser                   Since Oct. 31, 1996/Addresses*

-------------------------------------------------------------------------------------------------------------------------
John Y. Kim                    Director, President, Chief       Director (February 1995 - March 1998) -- Aetna Life
                               Executive Officer, Chief         Insurance and Annuity Company; Senior Vice President
                               Investment Officer               (since September 1994) -- Aetna Life Insurance and
                                                                Annuity Company.

J. Scott Fox                   Director, Managing Director,     Vice President (since April 1997) -- Aetna Retirement
                               Chief Operating Officer, Chief   Services, Inc.; Director and Senior Vice President
                               Financial Officer                (March 1997 -- February 1998) -- Aetna Life Insurance
                                                                and Annuity Company; Managing Director, Chief Operating
                                                                Officer, Chief Financial Officer, Treasurer (April 1994 -
                                                                March 1997) -- Aeltus Investment Management, Inc.

Thomas J. McInerney            Director                         President (since August 1997) -- Aetna Retirement
                                                                Services, Inc.; Director and President (since September
                                                                1997) -- Aetna Life Insurance and Annuity Company;
                                                                Executive Vice President (since August 1997) -- Aetna
                                                                Inc.; Vice President, Strategy (March 1997 - August
                                                                1997) -- Aetna Inc.; Vice President, Marketing and
                                                                Sales (December 1996 - March 1997) -- Aetna U.S.
                                                                Healthcare; Vice President, National Accounts (April
                                                                1996 - December 1996) -- Aetna U.S. Healthcare.

Catherine H. Smith             Director                         Chief Financial Officer (since February 1998) -- Aetna
                                                                Retirement Services, Inc.; Director, Senior Vice
                                                                President and Chief Financial Officer (since February
                                                                1998) -- Aetna Life Insurance and Annuity Company; Vice
                                                                President, Strategy, Finance and Administration,
                                                                Financial Relations (September 1996 - February 1998) --
                                                                Aetna Inc.

Lennart A. Carlson             Vice President, Fixed            Managing Director (since January 1996) -- Aeltus Trust
                               Income Investments               Company.

Stephanie A. DeSisto           Vice President





Amy R. Doberman                Vice President, General          Counsel (since December 1996) -- Aetna Life Insurance and
                               Counsel and Secretary            Annuity Company; Attorney (March 1990 - November 1996) --
                                                                Securities and Exchange Commission.

Steven C. Huber                Vice President, Fixed            Managing Director (since August 1996) -- Aeltus Trust
                               Income Investments               Company.

Brian K. Kawakami              Vice President, Chief            Chief Compliance Officer & Director (since January
                               Compliance Officer               1996) -- Aeltus Trust Company; Chief Compliance Officer
                                                                (since August 1993) -- Aeltus Capital, Inc.

Neil Kochen                    Managing Director, Product       Managing Director (since April 1996) -- Aeltus Trust
                               Development                      Company; Managing Director (since August 1996) --
                                                                Aeltus Capital, Inc.

Frank Litwin                   Managing Director, Retail        Vice President, Strategic Marketing (April, 1992 -
                               Marketing and Sales              August, 1997) -- Fidelity Investments Institutional
                                                                Services Company.

Kevin M. Means                 Managing Director, Equity        Managing Director (since August 1996) -- Aeltus Trust
                               Investments                      Company.

L. Charles Meythaler           Managing Director, Institutional Director (since July 1997) -- Aeltus Trust Company;
                               Marketing                        Managing Director (since June 1997) -- Aeltus Trust
                               and Sales                        Company; President (June 1993 - April 1997) -- New
                                                                England Investment Association.

       * Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 27. Principal Underwriters
-------------------------------

(a) In addition to serving as the principal underwriter for the Registrant, Aetna also acts as the principal underwriter for Aetna Variable Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc. and Aetna Generation Portfolios, Inc. and as investment adviser, principal underwriter and administrator for Portfolio Partners, Inc. (all management investment companies registered under the 1940 Act). Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940
         Act).

(b)      The following are the directors and principal officers of the
         Underwriter:

         Name and Principal                    Positions and Offices with Principal          Positions and Offices
         Business Address*                                    Underwriter                          with Registrant
         -----------------                     -----------------------------------------     ---------------------
         Thomas J. McInerney                   Director and President                        None
         Shaun P. Mathews                      Director and Senior Vice President            Trustee
         Catherine H. Smith                    Director, Senior Vice President and Chief     None
                                               Financial Officer
         Allan Baker                           Senior Vice President                         None
         David E. Bushong                      Senior Vice President                         None
         Robert D. Friedhoff                   Senior Vice President                         None
         Steven A. Haxton                      Senior Vice President                         None
         John Y. Kim                           Senior Vice President                         Trustee
         Deborah Koltenuk                      Vice President, Treasurer and Corporate       None
                                               Controller
         Therese Squillacote                   Vice President and Chief Compliance Officer   None
         Thomas P. Waldron                     Senior Vice President                         None
         Kirk P. Wickman                       Senior Vice President, General Counsel        None
                                               and Corporate Secretary

     * Except with respect to Mr. Kim, the principal business address of all directors and officers listed is 151
         Farmington Avenue, Hartford, Connecticut 06156. Mr. Kim's address is 10 State House Square, Hartford, Connecticut
         06103-3602.

(c)      Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

     As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

Item 29. Management Services
----------------------------

     Not applicable.

Item 30.     Undertakings

     Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Variable Encore Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 27th day of April 1999.

                                         AETNA VARIABLE ENCORE FUND
                                                (Registrant)

                                         By     J. Scott Fox*
                                         ---------------------
                                                J. Scott Fox
                                                President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


Signature                              Title                                                     Date
---------                              -----                                                     ----

J. Scott Fox*                          President and Trustee                               )
------------------------------------
J. Scott Fox                           (Principal Executive Officer)                       )
                                                                                           )
Albert E. DePrince, Jr.*               Trustee                                             )
------------------------------------
Albert E. DePrince, Jr.                                                                    )
                                                                                           )
Maria T. Fighetti*                     Trustee                                             )
------------------------------------
Maria T. Fighetti                                                                          )
                                                                                           )     April
David L. Grove*                        Trustee                                             )     27, 1999
------------------------------------
David L. Grove                                                                             )
                                                                                           )
John Y. Kim*                           Trustee                                             )
------------------------------------
John Y. Kim                                                                                )
                                                                                           )
Sidney Koch*                           Trustee                                             )
------------------------------------
Sidney Koch                                                                                )
                                                                                           )
Shaun P. Mathews*                      Trustee                                             )
------------------------------------
Shaun P. Mathews                                                                           )




                                                                                            )
Corine T. Norgaard*                    Trustee                                              )
------------------------------------
Corine T. Norgaard                                                                          )
                                                                                            )
Richard G. Scheide*                    Trustee                                              )
------------------------------------
Richard G. Scheide                                                                          )
                                                                                            )
Stephanie A. DeSisto*                  Treasurer and Chief Financial Officer                )
------------------------------------
Stephanie A. DeSisto                   (Principal Financial and Accounting Officer)         )


By: /s/ Amy R. Doberman
    --------------------------------
         *Amy R. Doberman
          Attorney-in-Fact

Executed pursuant to Power of Attorney Dated November 6, 1998 and filed with the Securities and Exchange Commission on March 10, 1999.

                           Aetna Variable Encore Fund
                                  EXHIBIT INDEX

         Exhibit No.         Exhibit                                                       Page
         -----------         -------                                                       ----
         99-(i)              Opinion and Consent of Counsel
                                                                                    -------------------

         99-(j)              Consent of Independent Auditors
                                                                                    -------------------

         (27)                Financial Data Schedule
                                                                                    -------------------